Schedule of share capital (Details) (Parenthetical) - Ordinary shares [member] - shares	Jun. 30, 2026	Dec. 31, 2025	Apr. 07, 2025	Jun. 12, 2023
IfrsStatementLineItems [Line Items]
Number of shares authorized	100,000,000	100,000,000
Number of shares issued	10,864,802	10,864,802	2,450,000	359,940